Related party transactions - Additional information (Details) - USD ($)		12 Months Ended
	Jun. 14, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Selling, general and administrative expense		$ 20,666,954	$ 15,145,361	$ 16,371,346
Proceeds from issuing shares		35,107,872	9,943,886	20,604,207
Greybrook Health Inc.
Disclosure of transactions between related parties [line items]
Selling, general and administrative expense		$ 141,878	$ 389,243	$ 1,357,923
Percentage of Outstanding common shares to be held	5.00%
Private placement
Disclosure of transactions between related parties [line items]
Share issuances		2,353,347
Private placement | Greybrook Health Inc.
Disclosure of transactions between related parties [line items]
Share issuances	200,000
Offering price	$ 10.00
Proceeds from issuing shares	$ 2,000,000